Summary of Significant Accounting Policies - Additional Information (Detail)					12 Months Ended
	Sep. 30, 2018	Apr. 01, 2018 INR (₨)	Apr. 01, 2018 USD ($)	Oct. 06, 2016	Mar. 31, 2020 INR (₨) MW		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($) MW		Apr. 01, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Nov. 30, 2018 ₨ / shares shares	Apr. 01, 2018 USD ($)	Feb. 29, 2016
Schedule of Significant Accounting Policies [Line Items]
Stock split ratio				16
Ownership interest					26.00%						26.00%
Foreign exchange conversion rate					75.39						75.39
Cash and cash equivalents					₨ 9,792,000,000			₨ 10,538,000,000		₨ 8,346,000,000	$ 129,900,000
Realized gains from sale of available for sale securities					108,000,000		$ 1,400,000	148,000,000		168,000,000
Proceeds from sale of available for sale securities					32,332,000,000		$ 428,900,000	13,582,000,000
Amortized cost of held to maturity investments					₨ 7,000,000						100,000
Amortized cost of held to maturity investments, current								7,000,000
Maturity date of held to maturity investments					Jan. 31, 2023		Jan. 31, 2023
Investment in investee					₨ 26,000			0			$ 300
Percentage committed for investment					26.00%						26.00%
Allowance for doubtful accounts					₨ 246,000,000			40,000,000		129,000,000	$ 3,200,000			$ 500,000
Property, plant and equipment, Depreciation methods					straight-line method		straight-line method
Depreciation and amortization					₨ 2,860,000,000		$ 37,900,000	2,137,000,000		1,883,000,000
Interest capitalized					355,000,000		$ 4,700,000	467,000,000		384,000,000
Impairment of long-lived assets					₨ 0			0
Lessee operating lease term of contract					12 months						12 months
Weighted average remaining operating lease term					31 years						31 years
Right-of-use assets					₨ 4,434,000,000	[1]					$ 58,800,000	[1]	₨ 3,182,000,000
Lease liabilities					₨ 3,848,000,000						51,000,000		₨ 2,939,000,000
Lessee operating lease assumptions and judgement description					ASC Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Company generally uses its incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.		ASC Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Company generally uses its incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.
Lessee operating lease variable lease payment terms description					Variable lease payments, if any, that depend on an index or rate, initially measured using the index or rate at the lease commencement date		Variable lease payments, if any, that depend on an index or rate, initially measured using the index or rate at the lease commencement date
Capital leases					₨ 0
Asset retirement obligations					741,000,000			665,000,000		357,000,000	9,800,000			8,800,000
Accretion expense					36,000,000		$ 500,000	23,000,000		18,000,000
Depreciation expense					2,808,000,000		37,200,000	2,114,000,000		1,862,000,000
Amortization of debt financing costs					709,000,000		9,400,000	267,000,000		748,000,000
Written off debt financing cost					271,000,000		3,600,000			522,000,000
Carrying value of debt financing costs					1,145,000,000			851,000,000			15,200,000
Commitments paid					364,000,000		4,800,000
Net deferred tax assets					2,205,000,000			2,407,000,000			29,200,000
Contributions to Provident Fund					37,000,000		500,000	32,000,000		26,000,000
Current service costs for defined benefit plans					34,000,000		$ 500,000	33,000,000
Property, plant and equipment, net					95,993,000,000			83,445,000,000			1,273,400,000
Deferred revenue					₨ 2,239,000,000			1,899,000,000			29,700,000			$ 25,200,000
Sale of Power, payment terms					payment within 30 to 60 days of sale		payment within 30 to 60 days of sale
Options | shares															692,507
Share based compensation expense capitalized					₨ 13,000,000		$ 200,000
Non-controlling interest					199,000,000			267,000,000			$ 2,600,000
Net profit (loss) attributable to non-controlling interest					₨ (68,000,000)		(900,000)	60,000,000		(202,000,000)
150MW Punjab Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Consideration transferred upon purchase of additional equity interest								₨ 1,474,000,000	$ 21,200,000
50MW Andhra Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Consideration transferred upon purchase of additional equity interest										₨ 397,000,000
10MW Gujarat Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners					0.83%						0.83%
50MW Uttar Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners					49.00%						49.00%
100 MW Telangana Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners					0.60%						0.60%
Azure Power India Private Limited [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners					0.01%						0.01%
150MW Punjab Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners								48.37%						48.37%
50MW Andhra Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by parent										100.00%
Stock Appreciation Rights (SARs) [Member]
Schedule of Significant Accounting Policies [Line Items]
Share based compensation expense capitalized					₨ 104,000,000		1,400,000
General and Administrative Expenses [Member]
Schedule of Significant Accounting Policies [Line Items]
Share based compensation expense					17,000,000		200,000	₨ 83,000,000
General and Administrative Expenses [Member] | Stock Appreciation Rights (SARs) [Member]
Schedule of Significant Accounting Policies [Line Items]
Share based compensation expense					₨ 169,000,000		$ 2,200,000
Solar Power Plant 1 [Member]
Schedule of Significant Accounting Policies [Line Items]
Capacity of solar power project | MW					50						50
Solar Power Plant 2 [Member]
Schedule of Significant Accounting Policies [Line Items]
Capacity of solar power project | MW					10						10
Purchase Agreement Term [Member]
Schedule of Significant Accounting Policies [Line Items]
Purchase Agreement Term					25 years		25 years
Taxation Laws (Amendment) Act, 2019 [Member]
Schedule of Significant Accounting Policies [Line Items]
Reduced corporate tax rate					25.17%		25.17%
Reduction in deferred tax assets					₨ 281,000,000		$ 3,700,000
Reduction in deferred tax liabilities					278,000,000		3,700,000
Net deferred tax assets					3,000,000						$ 0
Asset Retirement Obligations (ARO) [Member]
Schedule of Significant Accounting Policies [Line Items]
Depreciation expense					₨ 21,000,000		$ 300,000	10,000,000	100,000	₨ 8,000,000
ASU 2016-02 [Member]
Schedule of Significant Accounting Policies [Line Items]
Lease, practical expedient, use of hindsight					true		true
Lease, practical expedients, package					true		true
Lessee, operating lease, option to extend description					The leasehold land related to solar power plants has a lease term ranging between 25 to 35 year which is further extendable on mutual agreement by both lessor and lessee.		The leasehold land related to solar power plants has a lease term ranging between 25 to 35 year which is further extendable on mutual agreement by both lessor and lessee.
Lessee, operating lease, option to extend					true		true
Weighted average discount rate					10.00%						10.00%
Weighted average remaining operating lease term					32 years						32 years
Right-of-use assets					₨ 3,182,000,000						$ 42,200,000
Lease liabilities					2,939,000,000						38,900,000
Lease expense					540,000,000		$ 7,200,000
Finance leases					0
ASC 606 [Member]
Schedule of Significant Accounting Policies [Line Items]
Cumulative adjustment to accumulated deficit, net of deferred tax effect		₨ 218,000,000	$ 3,200,000
Cumulative adjustment to accumulated deficit, deferred tax effect		100,000,000	$ 1,400,000
Deferred revenue										₨ 1,500,000,000
ASC 606 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Schedule of Significant Accounting Policies [Line Items]
Property, plant and equipment, net		146,000,000														$ 2,100,000
Deferred revenue		₨ 416,000,000														$ 6,000,000
Utility Scale Projects [Member]
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives	25 years
Change in Accounting Method Accounted for as Change in Estimate [Member]
Schedule of Significant Accounting Policies [Line Items]
Depreciation and amortization								267,000,000	$ 3,900,000
Term Deposits [Member]
Schedule of Significant Accounting Policies [Line Items]
Cash and cash equivalents					₨ 6,890,000,000			₨ 7,996,000,000			$ 91,400,000
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest					20.00%						20.00%
Lessee operating lease term of contract					3 years						3 years
Option exercise price | ₨ / shares															₨ 13.25
Minimum [Member] | Income Tax Act 1961 [Member]
Schedule of Significant Accounting Policies [Line Items]
Statutory income tax rate					25.17%		25.17%
Minimum [Member] | ASU 2016-02 [Member]
Schedule of Significant Accounting Policies [Line Items]
Lessee operating lease term of contract					25 years						25 years						12 months
Lease rent escalation percentage					5.00%		5.00%
Minimum [Member] | Utility Scale Projects [Member]
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives					25 years		25 years
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest					50.00%						50.00%
Lessee operating lease term of contract					35 years						35 years
Reduction in right of use assets					₨ 0
Option exercise price | ₨ / shares															₨ 11.90
Maximum [Member] | Income Tax Act 1961 [Member]
Schedule of Significant Accounting Policies [Line Items]
Statutory income tax rate					34.94%		34.94%
Maximum [Member] | ASU 2016-02 [Member]
Schedule of Significant Accounting Policies [Line Items]
Lessee operating lease term of contract					35 years						35 years
Lessee, operating lease, option to extend lease term					35 years		35 years
Lease rent escalation percentage					10.00%		10.00%
Maximum [Member] | Utility Scale Projects [Member]
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives					35 years		35 years

[1]	The Company adopted ASC Topic 842 effective April 1, 2019, refer note 2(k) and note 18.